UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

          /s/ Michael E. Leonetti         Buffalo Grove, IL       07/05/01
          -----------------------         -----------------       --------
          [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                         0
                                                --------------------------------

Form 13F Information Table Entry Total:                                   35
                                                --------------------------------

Form 13F Information Table Value Total:          $                   265,082
                                                --------------------------------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        30-Sep-99

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
ALCOA Inc                     COM          013817101      3,972    64,000   SH           Sole              8,000              56,000
AOL Time Warner               COM          00184A105     14,361   138,000   SH           Sole             12,000             126,000
Adaptec Inc                   COM          00651F108      2,167    54,600   SH           Sole              5,000              49,600
Amdocs Ltd Ord                COM          G02602103        890    42,400   SH           Sole                                 42,400
Amern Eagle Outfitters        COM          02553E106      2,378    49,100   SH           Sole              4,000              45,100
BMC Software                  COM          055921100      4,315    60,300   SH           Sole              8,000              52,300
CBS Corp                      COM          12490K107      3,945    85,300   SH           Sole                300              85,000
Cisco Systems Inc             COM          17275R102     23,418   341,552   SH           Sole             29,000             312,552
Citigroup Inc                 COM          172967101      7,602   172,780   SH           Sole             10,000             162,780
Compaq Computer Corp          COM          204493100      2,043    89,330   SH           Sole              2,700              86,630
Dell Computer Corp            COM          247025109        439    10,500   SH           Sole             10,500
E M C Corp                    COM          268648102     16,673   233,600   SH           Sole             16,500             217,100
General Electric Co           COM          369604103     16,887   142,427   SH           Sole             10,400             132,027
Home Depot Inc                COM          437076102      6,460    94,136   SH           Sole              8,000              86,136
IBM Corp                      COM          459200101     23,886   197,404   SH           Sole             20,400             177,004
Intel Corp                    COM          458140100     11,941   160,690   SH           Sole              2,800             157,890
Kroger Co                     COM          501044101      3,175   143,900   SH           Sole             18,000             125,900
Lucent Technologies           COM          549463107     23,649   364,528   SH           Sole             24,812             339,716
MCI Worldcom                  COM          55268B106      7,931   110,350   SH           Sole             11,700              98,650
McDonalds Corp                COM          580135101      9,862   228,020   SH           Sole             19,600             208,420
Merck & Co Inc                COM          589331107      3,587    55,350   SH           Sole              6,000              49,350
Microsoft Corp                COM          594918104     11,476   126,720   SH           Sole             11,200             115,520
Nokia Corp                    COM          654902204      6,660    74,100   SH           Sole                500              73,600
Novell Inc                    COM          670006105      1,430    69,100   SH           Sole              5,000              64,100
Pacific Sunwear               COM          694873100      1,183    42,200   SH           Sole                                 42,200
Qwest Communications          COM          749121109      3,175   107,400   SH           Sole              8,000              99,400
Royal Caribbean Cruise        COM          V7780T103      2,212    49,150   SH           Sole              4,000              45,150
Schlumberger Ltd              COM          806857108      6,497   104,261   SH           Sole              8,500              95,761
Sprint                        COM          852061100      3,700    68,200   SH           Sole              7,000              61,200
Sun Microsystems              COM          866810104      6,668    71,700   SH           Sole              8,000              63,700
Time Warner Inc               COM          887315109      5,917    97,400   SH           Sole                                 97,400
Tribune Co                    COM          896047107     11,124   223,600   SH           Sole             22,000             201,600
Tyco International Ltd        COM          902124106      8,967    86,850   SH           Sole              6,400              80,450
Wells Fargo & Co              COM          949746101      3,055    77,100   SH           Sole                                 77,100
Xilinx Inc                    COM          983919101      3,437    52,450   SH           Sole              4,500              47,950
REPORT SUMMARY                35          DATA RECORDS  265,082